Deposits (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deposits [Line Items]
Demand	$ 84,175	$ 63,047
Up to 1 month	1,512,868	1,617,059
From 1 month to 3 months	460,681	311,048
From 3 months to 6 months	276,970	207,182
From 6 months to 1 year	147,000	157,000
From 1 year to 2 years	25,000	6,000
Total deposits	$ 2,506,694	$ 2,361,336